Stock-based Compensation (Stock Option Activity) (Details) - Employee Stock Option [Member] $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, number of shares, beginning balance	7,794
Options granted, number of shares	662
Options exercised, number of shares	(22)
Options forfeited, number of shares	(150)
Options expired, number of shares	0
Options outstanding, number of shares, ending balance	8,284	8,284
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options outstanding, weighted average exercise price, beginning balance (in dollars per share) | $ / shares	$ 14.56
Options granted, weighted average exercise price (in dollars per share) | $ / shares	16.04
Options exercised, weighted average exercise price (in dollars per share) | $ / shares	5.82
Options forfeited, weighted average exercise price (in dollars per share) | $ / shares	17.20
Options outstanding, weighted average exercise price, ending balance (in dollars per share) | $ / shares	$ 14.66	$ 14.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Options exercisable, number of shares	5,595	5,595
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 13.79	$ 13.79
Options outstanding, weighted average remaining contractual term		4 years 9 months 25 days
Options exercisable, weighted average remaining contractual term		4 years 2 months 15 days
Options outstanding, aggregate intrinsic value | $	$ 0	$ 0
Options exercisable, aggregate intrinsic value | $	$ 0	$ 0